Shares in an Escrow	12 Months Ended
Dec. 31, 2024
Shares in an Escrow [Abstract]
Shares in an escrow

Note 29. Shares in an escrow

Holdco Ordinary Shares in an escrow are subject to an arrangement that is applicable to 1,250,000 Holdco Ordinary Shares issued to the SPAC Sponsors and 10,464,612 Holdco Ordinary Shares issued to certain Opco Shareholders.

Certain market conditions will be required to be met after the Transaction for these securities in escrow to be released to the eligible securities owners. If the market conditions wouldn’t be met within a defined time period (five years for warrants in escrow and ten years for Holdco Ordinary Shares in escrow), such securities in escrow would be forfeited.

a) Sponsors’ Holdco Ordinary Shares in escrow: On the closing of the Transaction, 1,250,000 Holdco Ordinary Shares received in exchange for the equivalent number of SPAC Ordinary Shares upon the consummation of the Merger (the “Sponsor Escrowed Securities”) held by the SPAC Sponsors were deposited in escrow. Fifty percent (50%) of the Sponsor Escrowed Securities will be released to the SPAC Sponsors if the closing price of the Holdco Ordinary Shares on the Nasdaq Stock Market equals or exceeds $12.50 per Holdco Ordinary Share for any 20 trading days within any 30-day trading period, and the remaining 50% of the Sponsor Escrowed Securities will be released to the Sponsors if the closing price of the Holdco Ordinary Shares on the Nasdaq Stock Market equals or exceeds $13.00 per Holdco Ordinary Share for any 20 trading days within any 30-day trading period (in each case, subject to any applicable lock-up restrictions under the Registration Rights and Lock-Up Agreement or any other applicable escrow arrangement).

b) Eligible Procaps Shareholders Holdco Ordinary Shares in escrow: On the closing of the Transaction, 10,464,612 Holdco Ordinary Shares received in the Exchange (the “ECS Escrowed Securities”) by certain OpCo Shareholders were deposited in escrow. Fifty percent (50%) of the ECS Escrowed Securities will be released to such OpCo Shareholders if the closing price of the Holdco Ordinary Shares on the Nasdaq Stock Market equals or exceeds $12.50 per Holdco Ordinary Share for any 20 trading days within any 30-day trading period, and the remaining 50% of the ECS Escrowed Securyties will be released to such OpCo Shareholders if the closing price of the Holdco Ordinary Shares on the Nasdaq Stock Market equals or exceeds $13.00 per Holdco Ordinary Share for any 20 trading days within any 30-day trading period.

If the market conditions wouldn’t be met within a defined time period (ten years for Ordinary Shares in escrow), such securities in escrow would be forfeited. All dividends payable, whether in cash, stock or other non-cash property with respect to the Sponsor Escrowed Securities and the ECS Escrowed Securities while such securities are held in escrow will be delivered to the escrow agent to hold and distribute in the same manner as the Sponsor Escrowed Securities and the ECS Escrowed Securities held in escrow.

If OpCo consummates a liquidation, merger, stock exchange or other similar transaction which results in all of its shareholders having the right to exchange their Holdco Ordinary Shares for cash, securities or other property, then all Sponsor Escrowed Securities and the ECS Escrowed Securities will be released to the SPAC Sponsors and those certain OpCo Shareholders. Any Sponsor Escrowed Securities and the ECS Escrowed Securities not released from escrow within ten years from the date of the closing of the Transaction will be released by the escrow agent to Holdco for cancellation.

Shares held in escrow subject to cancellation if certain conditions are not met, are recorded as contingent consideration and therefore, initially measured at fair value. Because the shares held in escrow will be settled in a variable number of the Group’s own equity instruments, they are classified as a liability. As a result, subsequent changes in fair value are recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income as Net finance (expense) income. Refer to Note 10. Net finance (expense) income.

	2024	2023
As of January 1	$28,877	$40,064
Fair value remeasurement	$(12,646)	$(11,187)
As of December 31,2024	$16,231	$28,877

As of December 31,2024, shares held in escrow measured at fair value include $14,499 and $1,732 (2023: $25,795 and $3,081) owned by the Minski Family and Union Acquisition Associates II, LLC, respectively, which are related parties.